Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time deposits:
Total interest-bearing deposits	$ 360,608	$ 371,296
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	76,327	74,429
Savings	149,937	138,794
Time deposits:
In excess of $100,000	42,562	54,163
Other	91,782	103,910
Total interest-bearing deposits	$ 360,608	$ 371,296